Notes Payable to Related Party, net of debt issuance costs	9 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
Notes Payable to Related Party, net of debt issuance costs

Note 4 – Notes Payable to Related Party, net of debt issuance costs

In November 2022, the Company entered into a Secured Bridge Note (the “Prior Note”) financing with an existing shareholder of the Company. The principal amount of the Prior Note was $2,200,000 including an original issue discount of $200,000. The Prior Note bears interest at a stated rate of 10% and had an original maturity date of May of 2023. The Prior Note is secured by a lien on substantially all of the Company’s assets. At maturity, the lender had the option to convert any original issue discount and accrued but unpaid interest into shares of the Company’s common stock at a fixed conversion price of $1.23 per share. The conversion right is available to the lender at the earlier of (i) maturity, or (ii) payback of all the principal. In connection with the Prior Note financing, the Company issued 300,000 common stock warrants with a five-year term and an exercise price of $2.10 per share. The warrants were valued at $361,878, which was recorded as an additional debt discount. During May of 2023, the Company extended the maturity date by six months to November 2023 at an increased annual interest rate of 20% and the issuance of an additional 300,000 warrants. The additional warrants were valued at $94,083, which was also recorded as an additional debt discount. The embedded conversion option was not accounted for separately as, in accordance with the guidance outlined in ASC 815-40, it was considered indexed to the Company’s shares. Similarly, the issued warrants were classified in equity as they were also considered indexed to the Company’s shares in accordance with ASC 815-40.

In connection with an additional financing with the same related party during April of 2023, the Company cancelled the original 300,000 warrants issued with the Prior Note and issued 600,000 new common stock warrants with a five-year term and an exercise price of $0.61 per share. The Company recognized the modification in accordance with ASC 815-40-35, which resulted in the recognition of additional debt discount in the amount of $35,981. Upon issue of the new common stock warrants, 300,000 were fully vested and immediately exercisable upon issue. The remaining 300,000 warrants were unvested.

During May of 2023, the Company extended the maturity date of the Prior Notes by six months to November 2023 at an increased annual interest rate of 20%. In connection with this extension, the 300,000 outstanding unvested warrants became vested and exercisable.

As of September 30, 2023, and December 31, 2022, the balance of the Prior Note, net of debt issuance costs, was $2,168,639 and $1,775,956, respectively. Interest expense related to the Prior Note for the three and nine months ended September 30, 2023, was $157,298 and $762,112.

As noted above, the Company entered into an additional Secured Bridge Note (“New Note”) financing with the same accredited investor and significant existing shareholder during April of 2023. In addition, the Company also amended the terms of the Prior Note. The principal amount of the New Note is $825,000 including an original issue discount of $75,000. The New Note bears interest at an annual stated rate of 10% with an original maturity date of July 2023. The New Note is secured by a lien on substantially all of the Company’s assets. At maturity the lender has the option to convert any original issue discount and accrued but unpaid interest into shares of the Company’s common stock at a fixed conversion price of $0.61 per share. The conversion right is available to the lender at the earlier of (i) maturity, or (ii) payback of all the principal. In connection with the New Note financing, the Company issued 325,000 common stock warrants with a five-year term and an exercise price of $0.61 per share and an additional 325,000 common stock warrants with a five-year term and an exercise price of $0.61 per share that are exercisable in the event that the loan term is extended. The warrants were valued at $252,940, which was recorded as additional debt discount. Similar to the accounting for the Prior Note, the embedded conversion option was not accounted for separately as, in accordance with the guidance outlined in ASC 815-40, it was considered indexed to the Company’s shares. In addition, the issued warrants were classified in equity as they were also considered indexed to the Company’s shares in accordance with ASC 815-40.

As of September 30, 2023, the balance of the New Note issued in April 2023, net of debt issuance costs, was $825,000. Interest expense related to the New Note for the three and nine months ended September 30, 2023 was $401,441, respectively.

On July 31, 2023, the Company extended the maturity date of the New Note to November 30, 2023. In connection with such extension, 325,000 outstanding unvested warrants became vested and exercisable.